S000004317 [Member] Investment Objectives and Goals - iShares Core S&P Total U.S. Stock Market ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF Ticker: ITOTStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities.